Operating Leases (Details Narrative) - USD ($)	7 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Feb. 16, 2024	Dec. 31, 2023
Operating lease right-of-use asset	$ 340,389	$ 340,389		$ 0
Orlando, FL [Member] | Rotor Riot [Member]
Operating lease right-of-use asset			$ 378,430
Operating lease expense	$ 65,716
Rotor Riot Lease [Member]
Lease description		As identified in Note 3 “Acquisitions”, the acquired businesses, specifically Rotor Riot, has entered into a five-year operating lease for approximately 6,900 square feet of warehouse and office space in Orlando, Florida. The lease commenced in November 2023 and expires in October 2028.